Commitments and Contingencies - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Year ended December 31,
2021	$ 4,528
2022	2,498
2023	2,368
2024	2,439
2025	2,513
Thereafter	11,795
Future minimum lease payments	$ 26,141